Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Accumulated other comprehensive income	$ (2,000,000)	$ 1,540,000	$ 810,000
Translation of foreign currencies	$ 1
Interest Expense Allocated to Discontinued Operations, Policy [Policy Text Block]	one
VAT rates range	17.00%
Tax benefit	50.00%
Tax profit	10.00%
Registered capital	50.00%
Advertising expenses	$ 1,430,000	$ 1,350,000	$ 1,100,000
Minimum [Member]
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives	10 years